Leases (Tables)	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	October 31, 2025	October 31, 2024
Right-of-use assets	$71,482	$86,441

Operating lease liabilities – current	$13,145	$47,895
Operating lease liabilities – non-current	$57,841	$—
Total operating lease liabilities	$70,986	$47,895

Schedule of Maturities of Lease Liabilities

The following is a schedule, by fiscal year, of maturities of lease liabilities as of October 31, 2025:

2026	$15,532	$47,895
2027	15,532	-
2028	15,532	-
2029	15,532	-
2030	15,533	-
Total lease payments	77,661	49,583
Less: imputed interest	$(6,675)	$(1,688)
Present value of lease liabilities	$70,986	$47,895